Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000001 per share
Amount Registered | shares	32,576,000,000
Proposed Maximum Offering Price per Unit	0.0007
Maximum Aggregate Offering Price	$ 22,803,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,149.12
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), as amended, or the Securities Act, this registration statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act. Represents up to 32,576,000,000 Class A ordinary shares, par value US$0.000001 per share (“Class A Ordinary Shares”) of NaaS Technology Inc. (the “Company”) that were issued to certain Selling Shareholders in connection with the closing of a share subscription agreement dated November 4, 2025 and a share subscription agreement dated March 6, 2026, of which prices are estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high (US$2.06) and low (US$2.025) prices of the ADSs as reported on the Nasdaq Capital Market on March 10, 2026, divided by 3,200 (to give effect to the 1:3,200 ratio of ADSs to Class A Ordinary Shares).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000001 per share underlying 2026 Warrant
Amount Registered | shares	4,800,000,000
Proposed Maximum Offering Price per Unit	0.0007
Maximum Aggregate Offering Price	$ 3,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 464.02
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), as amended, or the Securities Act, this registration statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) promulgated under the Securities Act. Represents up to 4,800,000,000 Class A Ordinary Shares issuable upon the exercise of the 2026 Warrant, of which the initial prices at which the 2025 Warrants may be exercised are equal to US$0.0006875 per Class A Ordinary Share pursuant to the 2026 Share Subscription Agreement entered between the Company and certain Selling Shareholders dated March 6, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000001 per share underlying 2025 Warrants
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.0007
Maximum Aggregate Offering Price	$ 1,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 145.01
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), as amended, or the Securities Act, this registration statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) promulgated under the Securities Act. Represents up to 468,750 ADSs (1,500,000,000 Class A Ordinary Shares) issuable upon the exercise of the 2025 Warrants, of which the initial prices at which the 2025 Warrants may be exercised are equal to US$2.2 per ADS pursuant to the 2025 Warrant Amendments entered between the Company and certain Selling Shareholders dated March 6, 2026, divided by 3,200 (to give effect to the 1:3,200 ratio of ADSs to Class A Ordinary Shares).